Cover	Jun. 18, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2024
Entity File Number	001-39217
Entity Registrant Name	Greenrose Holding Co Inc.
Entity Central Index Key	0001790665
Entity Tax Identification Number	84-2845696
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Broadway
Entity Address, City or Town	Amityville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11701
City Area Code	516
Local Phone Number	346-5270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofoneshareofcommonstockandone Pinkredeemablewarrant [Member]
Title of 12(b) Security	Units, each consisting of one share of common stock and one Pink redeemable warrant
Commonstockparvalue 0. 0001pershare [Member]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Redeemablewarrantsexercisableforsharesofcommonstockatanexercisepriceof 11. 50pershare [Member]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share